PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 2.3%
Curtiss-Wright Corp.	2,400	$283,920
General Dynamics Corp.	26,400	5,175,192
Lockheed Martin Corp.	16,033	5,958,985
Northrop Grumman Corp.	4,604	1,671,344
Raytheon Technologies Corp.	47,750	4,151,863
Teledyne Technologies, Inc.*	3,900	1,765,803
		19,007,107
Auto Components 0.0%
Goodyear Tire & Rubber Co. (The)*	15,400	241,934
Automobiles 1.4%
Ford Motor Co.*	116,600	1,626,570
General Motors Co.*	77,100	4,382,364
Tesla, Inc.*	7,700	5,291,440
		11,300,374
Banks 3.4%
Bank of America Corp.	6,400	245,504
Citigroup, Inc.	109,678	7,416,427
Fifth Third Bancorp	6,800	246,772
JPMorgan Chase & Co.	78,581	11,927,024
Wells Fargo & Co.	189,100	8,687,254
		28,522,981
Beverages 2.1%
Coca-Cola Co. (The)(a)	158,600	9,044,958
PepsiCo, Inc.	52,400	8,224,180
		17,269,138
Biotechnology 1.1%
AbbVie, Inc.	51,451	5,983,751
Gilead Sciences, Inc.	51,672	3,528,681
		9,512,432

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.5%
Carrier Global Corp.	42,900	$2,370,225
UFP Industries, Inc.	27,233	2,022,323
		4,392,548
Capital Markets 2.2%
Ameriprise Financial, Inc.	5,159	1,328,752
Goldman Sachs Group, Inc. (The)	22,477	8,426,178
Morgan Stanley(a)	28,300	2,716,234
Raymond James Financial, Inc.	14,300	1,851,564
State Street Corp.	25,800	2,248,212
Stifel Financial Corp.	24,400	1,623,576
		18,194,516
Chemicals 1.0%
Celanese Corp.	4,700	732,119
Chemours Co. (The)	7,600	252,700
Dow, Inc.	40,000	2,486,400
DuPont de Nemours, Inc.	3,400	255,170
Mosaic Co. (The)	107,000	3,341,610
Olin Corp.	9,000	423,270
Westlake Chemical Corp.	9,700	804,324
		8,295,593
Commercial Services & Supplies 0.1%
ABM Industries, Inc.	10,200	474,198
Communications Equipment 0.6%
Cisco Systems, Inc.	68,382	3,786,311
Ubiquiti, Inc.	2,600	814,060
		4,600,371
Construction & Engineering 0.1%
EMCOR Group, Inc.	7,377	898,592
Consumer Finance 1.4%
Capital One Financial Corp.	41,600	6,726,720
Discover Financial Services	9,300	1,156,176
Synchrony Financial	78,100	3,672,262
		11,555,158

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Distributors 0.6%
Genuine Parts Co.	24,100	$3,058,772
LKQ Corp.*	39,900	2,024,925
		5,083,697
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	20,874	5,809,025
Diversified Telecommunication Services 1.9%
AT&T, Inc.	258,535	7,251,907
Verizon Communications, Inc.	156,550	8,732,359
		15,984,266
Electric Utilities 0.8%
Entergy Corp.	23,600	2,428,912
Evergy, Inc.	26,200	1,708,764
Exelon Corp.	48,245	2,257,866
PPL Corp.	16,500	468,105
		6,863,647
Electrical Equipment 1.3%
Acuity Brands, Inc.	15,100	2,648,238
AMETEK, Inc.	11,000	1,529,550
Atkore, Inc.*	23,521	1,766,662
Emerson Electric Co.	51,700	5,216,013
		11,160,463
Electronic Equipment, Instruments & Components 0.5%
Jabil, Inc.	8,700	517,998
SYNNEX Corp.	11,100	1,326,894
Vishay Intertechnology, Inc.	35,000	774,550
Zebra Technologies Corp. (Class A Stock)*	3,500	1,933,680
		4,553,122
Energy Equipment & Services 0.5%
Halliburton Co.	108,500	2,243,780
Schlumberger NV	75,000	2,162,250
		4,406,030

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 1.6%
Activision Blizzard, Inc.	59,300	$4,958,666
Electronic Arts, Inc.	34,100	4,909,036
Netflix, Inc.*	3,600	1,863,252
Walt Disney Co. (The)*	5,900	1,038,518
World Wrestling Entertainment, Inc. (Class A Stock)	5,100	251,838
		13,021,310
Equity Real Estate Investment Trusts (REITs) 1.8%
Crown Castle International Corp.	9,400	1,815,046
Extra Space Storage, Inc.	1,800	313,452
Medical Properties Trust, Inc.	122,500	2,576,175
PotlatchDeltic Corp.	39,700	2,062,018
Prologis, Inc.	25,700	3,290,628
Weyerhaeuser Co.	137,500	4,637,875
		14,695,194
Food & Staples Retailing 0.9%
Walgreens Boots Alliance, Inc.	9,600	452,640
Walmart, Inc.	50,593	7,212,032
		7,664,672
Food Products 1.3%
Hershey Co. (The)	12,800	2,289,664
Kraft Heinz Co. (The)	117,700	4,527,919
Mondelez International, Inc. (Class A Stock)	5,800	366,908
Sanderson Farms, Inc.	5,000	934,200
Tyson Foods, Inc. (Class A Stock)	43,500	3,108,510
		11,227,201
Health Care Equipment & Supplies 4.3%
Abbott Laboratories	43,100	5,214,238
Align Technology, Inc.*	1,600	1,113,280
Becton, Dickinson & Co.	21,900	5,600,925
Boston Scientific Corp.*	127,800	5,827,680
Danaher Corp.	25,000	7,437,250
DENTSPLY SIRONA, Inc.	15,600	1,030,224
Envista Holdings Corp.*	10,800	465,264
Intuitive Surgical, Inc.*	300	297,438

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	19,400	$2,547,414
Stryker Corp.	22,700	6,150,338
		35,684,051
Health Care Providers & Services 3.3%
Anthem, Inc.	16,200	6,220,962
Cigna Corp.	21,500	4,934,035
CVS Health Corp.	44,200	3,640,312
HCA Healthcare, Inc.	14,600	3,623,720
UnitedHealth Group, Inc.	23,000	9,481,060
		27,900,089
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	25,300	6,140,563
Starbucks Corp.	60,300	7,322,229
		13,462,792
Household Durables 0.1%
Lennar Corp. (Class A Stock)	4,400	462,660
Household Products 0.6%
Procter & Gamble Co. (The)	34,986	4,976,059
Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (The)	179,900	4,263,630
Industrial Conglomerates 1.9%
3M Co.	28,100	5,562,114
General Electric Co.	455,200	5,894,840
Honeywell International, Inc.	19,000	4,442,010
		15,898,964
Insurance 2.4%
Allstate Corp. (The)	37,399	4,863,740
American International Group, Inc.	98,100	4,645,035
Chubb Ltd.	20,600	3,476,044
MetLife, Inc.	85,840	4,952,968
Old Republic International Corp.	70,500	1,738,530
		19,676,317

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 7.3%
Alphabet, Inc. (Class A Stock)*	7,494	$20,192,808
Alphabet, Inc. (Class C Stock)*	6,868	18,573,956
Facebook, Inc. (Class A Stock)*	63,180	22,511,034
		61,277,798
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	10,302	34,280,832
IT Services 5.5%
Accenture PLC (Class A Stock)	31,359	9,962,127
Automatic Data Processing, Inc.	7,000	1,467,410
Cognizant Technology Solutions Corp. (Class A Stock)	64,700	4,757,391
EPAM Systems, Inc.*	4,700	2,631,060
Gartner, Inc.*	5,300	1,403,069
International Business Machines Corp.	43,230	6,093,701
Mastercard, Inc. (Class A Stock)	3,600	1,389,384
PayPal Holdings, Inc.*	17,200	4,739,116
Visa, Inc. (Class A Stock)(a)	54,125	13,335,859
		45,779,117
Leisure Products 0.4%
Brunswick Corp.	34,900	3,643,560
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	5,200	796,796
Illumina, Inc.*	1,000	495,750
IQVIA Holdings, Inc.*	12,100	2,997,170
Mettler-Toledo International, Inc.*	2,500	3,684,275
Thermo Fisher Scientific, Inc.	16,814	9,079,728
		17,053,719
Machinery 2.4%
AGCO Corp.	17,800	2,351,558
Cummins, Inc.	18,100	4,201,010
Deere & Co.	5,500	1,988,745
Dover Corp.	4,000	668,480
Hillenbrand, Inc.	24,000	1,087,200
Oshkosh Corp.	8,300	992,265
Otis Worldwide Corp.	3,000	268,650

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Parker-Hannifin Corp.	12,800	$3,993,984
Stanley Black & Decker, Inc.	21,300	4,197,165
		19,749,057
Media 1.0%
Comcast Corp. (Class A Stock)	80,200	4,718,166
News Corp. (Class A Stock)	100,000	2,463,000
Nexstar Media Group, Inc. (Class A Stock)	9,700	1,426,579
		8,607,745
Metals & Mining 1.1%
Freeport-McMoRan, Inc.	134,200	5,113,020
Nucor Corp.	29,600	3,078,992
Reliance Steel & Aluminum Co.	7,000	1,100,050
		9,292,062
Multiline Retail 0.5%
Target Corp.	16,100	4,202,905
Multi-Utilities 0.4%
Consolidated Edison, Inc.	7,800	575,406
MDU Resources Group, Inc.	57,900	1,836,588
Public Service Enterprise Group, Inc.	10,300	640,969
		3,052,963
Oil, Gas & Consumable Fuels 2.4%
APA Corp.	181,400	3,401,250
Cheniere Energy, Inc.*	6,400	543,552
ConocoPhillips	57,800	3,240,268
EOG Resources, Inc.	34,700	2,528,242
Exxon Mobil Corp.	161,200	9,280,284
Occidental Petroleum Corp.	47,400	1,237,140
		20,230,736
Personal Products 0.1%
Medifast, Inc.	2,600	742,326
Nu Skin Enterprises, Inc. (Class A Stock)	8,800	472,472
		1,214,798

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	110,400	$7,492,848
Johnson & Johnson	82,258	14,164,828
Pfizer, Inc.	114,500	4,901,745
		26,559,421
Professional Services 0.1%
Korn Ferry	4,000	274,960
ManpowerGroup, Inc.	6,200	735,196
		1,010,156
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	7,400	713,804
Road & Rail 0.2%
Union Pacific Corp.	1,100	240,636
Werner Enterprises, Inc.	27,800	1,270,738
		1,511,374
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	60,200	8,423,786
Broadcom, Inc.	17,200	8,348,880
Intel Corp.	163,041	8,758,562
KLA Corp.	1,700	591,872
Lam Research Corp.	6,800	4,334,388
MKS Instruments, Inc.	1,600	250,304
NVIDIA Corp.	23,600	4,601,764
NXP Semiconductors NV (China)	22,200	4,581,858
QUALCOMM, Inc.	54,700	8,194,060
Texas Instruments, Inc.	21,900	4,174,578
		52,260,052
Software 9.4%
Adobe, Inc.*	18,483	11,489,587
Autodesk, Inc.*	2,300	738,599
CDK Global, Inc.	32,500	1,559,675
Intuit, Inc.	2,600	1,377,922
Manhattan Associates, Inc.*	9,300	1,484,559
Microsoft Corp.	180,884	51,535,661
Oracle Corp.	61,579	5,365,994
Paycom Software, Inc.*	600	240,000

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
SS&C Technologies Holdings, Inc.	30,200	$2,367,378
Synopsys, Inc.*	9,200	2,649,508
		78,808,883
Specialty Retail 1.5%
AutoNation, Inc.*	15,900	1,929,147
Best Buy Co., Inc.	8,200	921,270
Foot Locker, Inc.	25,600	1,460,736
Home Depot, Inc. (The)	10,000	3,281,900
L Brands, Inc.	64,500	5,164,515
		12,757,568
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	304,780	44,455,211
Dell Technologies, Inc. (Class C Stock)*	13,300	1,285,046
HP, Inc.	134,500	3,883,015
		49,623,272
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.*	4,900	2,013,165
NIKE, Inc. (Class B Stock)	28,800	4,824,288
Tapestry, Inc.*	15,200	642,960
		7,480,413
Tobacco 0.7%
Altria Group, Inc.	117,941	5,665,886
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	6,700	600,990
Boise Cascade Co.	7,500	383,625
GMS, Inc.*	13,600	668,168
		1,652,783

Total Long-Term Investments (cost $592,004,294)		823,487,035

Short-Term Investments 3.6%
Affiliated Mutual Funds 3.4%
PGIM Core Ultra Short Bond Fund(wa)	12,905,961	12,905,961

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $15,578,015; includes $15,577,630 of cash collateral for securities on loan)(b)(wa)	15,587,368	$15,578,015

Total Affiliated Mutual Funds (cost $28,483,976)		28,483,976

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $1,749,930)	0.031%	09/16/21	1,750	1,749,907

Total Short-Term Investments (cost $30,233,906)				30,233,883

TOTAL INVESTMENTS 102.0% (cost $622,238,200)				853,720,918
Liabilities in excess of other assets(z) (2.0)%				(17,142,527)

Net Assets 100.0%				$836,578,391

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,209,829; cash collateral of $15,577,630 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
55	S&P 500 E-Mini Index	Sep. 2021	$12,071,125	$316,976
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).